Allowance for Loan Losses and Recorded Investment in Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses:
Balance, beginning of year	$ 2,921	$ 2,740
Provision charged to expense	1,128	1,968
Losses charged off	(1,633)	(2,124)
Recoveries	292	337
Balance, end of year	2,708	2,921
Ending balance: collectively evaluated for impairment	1,334	1,063
Ending balance: individually evaluated for impairment	1,374	1,858
Loans:
Ending balance: individually evaluated for impairment	6,958	8,891
Ending balance: collectively evaluated for impairment	289,524	275,556
Commercial
Allowance for loan losses:
Balance, beginning of year	183	561
Provision charged to expense	392	213
Losses charged off	(67)	(616)
Recoveries	90	25
Balance, end of year	598	183
Ending balance: collectively evaluated for impairment	140	124
Ending balance: individually evaluated for impairment	458	59
Loans:
Ending balance: individually evaluated for impairment	1,015	637
Ending balance: collectively evaluated for impairment	46,115	34,750
Commercial Real Estate
Allowance for loan losses:
Balance, beginning of year	2,321	1,566
Provision charged to expense	183	1,459
Losses charged off	(1,166)	(758)
Recoveries	9	54
Balance, end of year	1,347	2,321
Ending balance: collectively evaluated for impairment	431	522
Ending balance: individually evaluated for impairment	916	1,799
Loans:
Ending balance: individually evaluated for impairment	5,943	8,254
Ending balance: collectively evaluated for impairment	138,201	139,798
Installment
Allowance for loan losses:
Balance, beginning of year	235	229
Provision charged to expense	86	265
Losses charged off	(310)	(489)
Recoveries	189	230
Balance, end of year	200	235
Ending balance: collectively evaluated for impairment	200	235
Ending balance: individually evaluated for impairment	0	0
Loans:
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	31,585	39,243
Residential
Allowance for loan losses:
Balance, beginning of year	95	140
Provision charged to expense	107	188
Losses charged off	(90)	(261)
Recoveries	4	28
Balance, end of year	116	95
Ending balance: collectively evaluated for impairment	116	95
Ending balance: individually evaluated for impairment	0	0
Loans:
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	73,623	61,765
Unallocated
Allowance for loan losses:
Balance, beginning of year	87	244
Provision charged to expense	360	(157)
Losses charged off	0	0
Recoveries	0	0
Balance, end of year	447	87
Ending balance: collectively evaluated for impairment	447	87
Ending balance: individually evaluated for impairment	0	0
Loans:
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	$ 0	$ 0